Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
Leasehold improvement	393,388	387,327
Buildings	164,436	165,448
Furniture	20,504	20,984
Office equipment	32,388	26,194
Vehicles	119	99
Total cost of property and equipment	610,835	600,052
Less: Accumulated depreciation	(225,788)	(248,554)
Impairment loss	(34,595)	(34,726)
Add: Foreign exchange differences	290	(201)
Construction in progress	238	304
	350,980	316,875

Depreciation expenses for the six months ended June 30, 2020 and 2021 were RMB 24,764and RMB 39,125, respectively.

Loss on disposal for the six months ended June 30, 2020 and 2021 were RMB 72,025 and RMB 21,313, respectively.

The building located in Kaifeng, Henan Province, with carrying amount of RMB 45,777 as of June 30, 2021, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.

6.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvement	612,899	393,388
Buildings	163,887	164,436
Furniture	36,179	20,504
Office equipment	40,966	32,388
Vehicles	119	119
Total cost of property and equipment	854,050	610,835
Less: Accumulated depreciation	(247,428)	(225,788)
Impairment loss	(47,684)	(34,595)
Add: Foreign exchange differences	(506)	290
Construction in progress	9,412	238
Total	567,844	350,980

Depreciation expenses for the years ended December 31, 2018, 2019 and 2020 were RMB79,162, RMB108,303 and RMB76,353, respectively.

Loss on disposal for the years ended December 31, 2018, 2019 and 2020 were RMB7,069, RMB30,604 and RMB138,827, respectively.

The Building located in Kaifeng, Henan Province, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.